NOTES PAYABLE (Detail Textuals) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Notes Payable [Abstract]
Notes payable	$ 14,665	89,733	$ 10,500	64,004